Marketable Securities Disclosure: Schedule of Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Marketable Securities

	2017 Fair value $	Additions $	Disposals $	Impairment $	Unrealized gain $	2018 Fair value $

Marketable securities	8,519	308,714	(308,714)	(3,818)	-	4,701

	2016 Fair value $	Additions $	Disposals $	Impairment $	Unrealized loss $	2017 Fair value $

Marketable securities	9,656	--	--	(1,137)	--	8,519